Employee benefits liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Disclosure of employee benefits liabilities	Employee benefits liabilities consisted of the following:

	At December 31,
	2025			2024
(€ million)	Current	Non-current	Total	Current	Non-current	Total
Pension benefits	36	2,164	2,200	34	2,362	2,396
Health care and life insurance plans	119	1,397	1,516	126	1,574	1,700
Other post-employment benefits	37	578	615	49	731	780
Other provisions for employees	325	656	981	374	774	1,148
Total Employee benefits liabilities	517	4,795	5,312	583	5,441	6,024

Disclosure of defined benefit obligation and fair value of related plan assets	The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
(€ million)	2025	2024
Present value of defined benefit obligations:
Pension benefits	21,132	23,750
Health care and life insurance plans	1,516	1,700
Other post-employment benefits	593	753
Total present value of defined benefit obligations (a)	23,241	26,203

Fair value of plan assets (b)	20,051	22,502
Asset ceiling (c)	174	212
Total net defined benefit plans (a - b + c)	3,364	3,913
of which:
Net defined benefit liability (d)	4,331	4,876
Defined benefit plan asset (Note 16)	(967)	(963)

Other provisions for employees (e)	981	1,148
Total Employee benefits liabilities (d + e)	5,312	6,024
The following table summarizes changes in pension plans:

	2025					2024
(€ million)	U.S. and Canada	UK	France and Germany	Other	Total	U.S. and Canada	UK	France and Germany	Other	Total
Projected benefit obligation
At beginning of period: Present value	(18,965)	(1,526)	(3,004)	(255)	(23,750)	(18,964)	(1,456)	(2,809)	(239)	(23,468)
Effect of changes in scope of consolidation and other	—	(54)	—	—	(54)	114	1	—	1	116
Service cost	(80)	—	(33)	(10)	(123)	(98)	—	(36)	(9)	(143)
Interest cost	(924)	(75)	(100)	(16)	(1,115)	(973)	(77)	(110)	(17)	(1,177)
Benefit payments for the year	1,522	95	132	21	1,770	1,558	88	127	19	1,792
Participant contributions	(1)	—	—	—	(1)	(1)	—	—	—	(1)
Actuarial gains and (losses)	(228)	56	254	(45)	37	339	(10)	(176)	(27)	126
Demographic assumptions and experience	41	(53)	(43)	(51)	(106)	(10)	(4)	26	2	14
Financial assumptions	(269)	109	297	6	143	349	(6)	(202)	(29)	112
Effect of changes in exchange rates	2,041	77	—	(2)	2,116	(924)	(70)	—	18	(976)
Past service cost	—	(14)	—	2	(12)	(16)	(2)	—	(1)	(19)
Effect of curtailments and settlements/Other	—	—	—	—	—	—	—	—	—	—
At period-end: Present value	(16,635)	(1,441)	(2,751)	(305)	(21,132)	(18,965)	(1,526)	(3,004)	(255)	(23,750)
Plan Assets
At beginning of period: Fair value	17,758	1,890	2,680	174	22,502	18,262	1,800	2,408	172	22,642
Effect of changes in scope of consolidation and other	—	68	—	—	68	(121)	—	—	(1)	(122)
Expected return on assets	857	94	90	5	1,046	932	96	95	7	1,130
Participant contributions	1	—	—	—	1	1	—	—	—	1
Administrative Expenses	(84)	(2)	—	—	(86)	(58)	(4)	—	(1)	(63)
Actuarial gains and (losses)	410	(101)	(140)	(4)	165	(558)	(13)	293	9	(269)
Effect of changes in exchange rates	(1,864)	(95)	—	—	(1,959)	820	87	—	—	907
Employer contributions	20	6	40	—	66	27	12	5	(1)	43
Benefit payments for the year	(1,521)	(95)	(126)	(10)	(1,752)	(1,547)	(88)	(121)	(11)	(1,767)
At period-end: Fair value	15,577	1,765	2,544	165	20,051	17,758	1,890	2,680	174	22,502

	2025					2024
(€ million)	U.S. and Canada	UK	France and Germany	Other	Total	U.S. and Canada	UK	France and Germany	Other	Total
Present value of projected benefit obligation	(16,635)	(1,441)	(2,751)	(305)	(21,132)	(18,965)	(1,526)	(3,004)	(255)	(23,750)
Fair value of plan assets	15,577	1,765	2,544	165	20,051	17,758	1,890	2,680	174	22,502
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(1,058)	324	(207)	(140)	(1,081)	(1,207)	364	(324)	(81)	(1,248)
Minimum funding requirement liability (IFRIC 14)	(174)	—	—	—	(174)	(212)	—	—	—	(212)
Net (liability) asset recognized in the balance sheet	(1,232)	324	(207)	(140)	(1,255)	(1,419)	364	(324)	(81)	(1,460)
Of which, liability	(1,805)	(16)	(258)	(121)	(2,200)	(1,951)	(8)	(363)	(74)	(2,396)
Of which, asset	573	340	51	(19)	945	532	372	39	(7)	936
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

(€ million)	2025	2024
Present value of obligations at January 1	1,700	1,697
Included in the Consolidated Income Statement	94	105
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	19	(2)
- Financial assumptions	14	(51)
Effect of movements in exchange rates	(182)	81
Other:
Benefits paid	(129)	(130)
December 31	1,516	1,700
Changes in defined benefit obligations for other post-employment benefits were as follows:

(€ million)	2025	2024
Present value of obligations at January 1	753	767
Included in the Consolidated Income Statement	1	(14)
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(18)	(21)
- Financial assumptions	(37)	123
Effect of movements in exchange rates	(2)	(4)
Other:
Benefits paid	(71)	(66)
Other changes	(33)	(32)
Present value of obligations at December 31	593	753

Disclosure of maturity profile of defined benefit obligation	The expected benefit payments for pension plans are as follows:

(€ million)	Expected benefit payments
2026	1,751
2027	1,738
2028	1,694
2029	1,684
2030	1,665
2031-2035	7,909
The expected benefit payments for unfunded health care and life insurance plans are as follows:

(€ million)	Expected benefit payments
2026	119
2027	118
2028	117
2029	115
2030	114
2031-2035	553

Disclosure of amounts recognized in the consolidated income statement	Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Current service cost	123	143	140
Interest expense	1,115	1,177	1,160
Interest income	(1,046)	(1,130)	(1,108)
Other administration costs	86	63	87
Past service costs/(credits) and (gains)/losses arising from settlements/ curtailments	12	19	666
Interest expense on asset ceiling	6	12	—
Total recognized in the Consolidated Income Statement	296	284	945
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Current service cost	8	10	11
Interest expense	86	90	89
Past service costs/(credits) and losses/(gains) arising from settlements	—	5	43
Total recognized in the Consolidated Income Statement	94	105	143
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Current service cost	31	28	31
Interest expense	25	34	34
Past service costs/(credits) and losses/(gains) arising from settlements	(55)	(76)	(5)
Total recognized in the Consolidated Income Statement	1	(14)	60

Disclosure of fair value of plan assets by class	The fair value of plan assets by class was as follows:

	At December 31,
	2025		2024
(€ million)	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
Cash and cash equivalents	846	836	884	881
U.S. equity securities	529	529	656	655
Non-U.S. equity securities	108	107	540	540
Equity commingled funds	2,041	1,126	1,194	734
Equity instruments	2,678	1,762	2,390	1,929
Government securities	3,307	1,808	3,197	1,700
Corporate bonds (including convertible and high yield bonds)	3,698	51	4,572	35
Other fixed income	3,467	—	4,861	1
Fixed income securities	10,472	1,859	12,630	1,736
Private equity funds	2,608	—	2,943	—
Diversified Commingled funds	73	—	82	—
Real estate funds	1,280	—	1,316	—
Hedge funds	1,917	—	2,306	—
Investment funds	5,878	—	6,647	—
Insurance contracts and other	177	13	(49)	(17)
Total fair value of plan assets	20,051	4,470	22,502	4,529

Disclosure of weighted average assumptions to determine defined benefit obligations	The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2025					2024
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	5.43%	4.79%	5.69%	3.81%	4.16%	5.70%	4.61%	5.23%	3.39%	3.42%
Future salary increase rate	—%	3.50%	2.40%	2.75%	2.60%	—%	3.50%	2.65%	2.85%	2.70%
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2025		2024
	U.S.	Canada	U.S.	Canada
Discount rate	5.60%	5.01%	5.76%	4.72%
Salary growth	2.50%	2.00%	2.50%	2.00%
Weighted average ultimate healthcare cost trend rate	3.95%	4.00%	3.95%	4.00%

Summary of average longevity at retirement age for current pensioners	The average longevity at retirement age for current pensioners (male/female) were as follows:

	2025
	U.S.	Canada	UK	France	Germany
Life Expectancy at Age 65
Male retiring in 25 years (Aged 40)	20.69	21.88	23.12	N/A	24.26
Female retiring in 25 years (Aged 40)	22.16	24.11	25.62	N/A	27
Male retiring today (Aged 65)	19.19	20.63	21.38	11.19	20.90
Female retiring today (Aged 65)	20.79	22.94	23.81	10.72	24.27